Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Impairment in the Value of Long-Lived Assets (Details)	12 Months Ended
Dec. 31, 2024
Bottom of Range [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Strategic plans cover period	3 years
Top of Range [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Strategic plans cover period	5 years